Cash and cash equivalents and borrowings for infrastructure projects (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Borrowings	€ 10,427	€ 11,288
Infrastructure project [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	7,781	8,567
Credit utilized	7,755	8,554
Credit drawable	26	13
Borrowings	7,617	8,400
Infrastructure project [Member] | Toll roads division [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	7,218	8,091
Credit utilized	7,218	8,082
Credit drawable	0	9
Borrowings	7,094	7,945
Infrastructure project [Member] | US toll roads [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	6,631	7,479
Credit utilized	6,631	7,479
Credit drawable	0	0
Borrowings	6,505	7,338
Infrastructure project [Member] | Spanish toll roads [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	587	614
Credit utilized	587	603
Credit drawable	0	9
Borrowings	589	606
Infrastructure project [Member] | Energy and mobility infrastructures division [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	341	220
Credit utilized	315	216
Credit drawable	26	4
Borrowings	307	211
Infrastructure project [Member] | Airports division [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	82	105
Credit utilized	82	105
Credit drawable	0	0
Borrowings	77	94
Infrastructure project [Member] | Construction division [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	97	103
Credit utilized	97	102
Credit drawable	0	0
Borrowings	97	103
Infrastructure project [Member] | Other division [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	43	49
Credit utilized	43	49
Credit drawable	0	0
Borrowings	€ 42	€ 47